Retirement Benefits (schedule of fair value of the other postretirement plan assets by asset category) (Details) (Other Postretirement Benefits, USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Mar. 25, 2012
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 312	$ 306
Southern Union [Member]
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	312
Southern Union [Member] | Cash and Cash Equivalents [Member]
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	7
Southern Union [Member] | Mutual Fund [Member]
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	147
Southern Union [Member] | Fixed Income Securities [Member]
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	158
Level 1 [Member] | Southern Union [Member]
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	133
Level 1 [Member] | Southern Union [Member] | Cash and Cash Equivalents [Member]
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	7
Level 1 [Member] | Southern Union [Member] | Mutual Fund [Member]
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	126
Level 1 [Member] | Southern Union [Member] | Fixed Income Securities [Member]
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0
Level 2 [Member] | Southern Union [Member]
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	179
Level 2 [Member] | Southern Union [Member] | Cash and Cash Equivalents [Member]
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0
Level 2 [Member] | Southern Union [Member] | Mutual Fund [Member]
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	21
Level 2 [Member] | Southern Union [Member] | Fixed Income Securities [Member]
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	158
Fair Value, Inputs, Level 3 [Member] | Southern Union [Member]
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0
Fair Value, Inputs, Level 3 [Member] | Southern Union [Member] | Cash and Cash Equivalents [Member]
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0
Fair Value, Inputs, Level 3 [Member] | Southern Union [Member] | Mutual Fund [Member]
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0
Fair Value, Inputs, Level 3 [Member] | Southern Union [Member] | Fixed Income Securities [Member]
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 0